Employee Stock Ownership Plan (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Oct. 04, 2012	Dec. 31, 2011
Shares held by the ESOP at year end
Allocated to participants	82,136	59,650	59,650
Unearned	427,231	449,717	178,949
Total ESOP shares	509,367	509,367	238,599
Fair value of unearned shares	$ 3,751		$ 1,085